Employee Benefits (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)
Employee Benefits [Line Items]
Percentage of collective bargaining agreements	52.00%	52.00%	42.00%
Percentage share of employers profits	10.00%	10.00%
Employee profit sharing amount	$ 1,234		$ 2,713
Deferred contribution plan percentage	2.00%	2.00%
Defined contribution plan expense	$ 31,223		29,051	$ 27,919
Defined benefit obligations amount	$ 222,970		$ 177,000
Payment (in Dollars)		$ 1,474,049
Payments of provision (in Dollars)						$ 5,397,671
Republic employees [Member]
Employee Benefits [Line Items]
Complete withdrawal payment (in Dollars)					$ 8,345,769